LICENSE, DEVELOPMENT AND COMMERCIALIZATION AGREEMENT WITH ASET THERAPEUTICS, LLC (Details Narrative 2) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 25, 2014	Aug. 31, 2015	Feb. 28, 2015
Investment amount received			$ 250,000
Reimbursement revenue			75,000
Investment required by company			1,000,000
Other income		$ 150,000
Proceeds from note receivable		50,000
Increase in note receivable		$ 100,000
Costs and Expenses [Member]
Reimbursement revenue	$ 150,000		150,000
Research and Development Expense [Member]
Reimbursement revenue	75,000		75,000
Minimum [Member]
Other Commitment Due			5,000
Investment amount received			$ 1,250,000
Equity ownership			20.00%
Maximum [Member]
Other Commitment Due			$ 25,000
Maximum [Member] | Costs and Expenses [Member]
Reimbursement revenue	50,000		$ 50,000
Licensing Agreements [Member]
Investment amount received	250,000
Reimbursement revenue	75,000
Investment required by company	1,000,000
Licensing Agreements [Member] | Minimum [Member]
Investment amount received	$ 1,250,000
Equity ownership	20.00%